PHOENIX-ENGEMANN FUNDS

                       Supplement dated March 17, 2000 to
        Prospectus dated May 1, 1999 as supplemented September 13, 1999 and October 29, 1999

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of each of the funds will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for each of the funds based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information in the current prospectus on page 3 for Balanced Return Fund, page 20 for Focus Growth Fund, page 27 for Nifty Fifty Fund, page 34 for Small & Mid-Cap Growth Fund and page 43 for Value 25 Fund. All other performance information contained in the current prospectus remains unchanged.

---------------------------------------------------- ---------------- ---------------- ---------------- ---------------------
AVERAGE ANNUAL TOTAL RETURNS                            ONE YEAR        FIVE YEARS        TEN YEARS     LIFE OF THE FUND(2)
(for periods ending 12/31/98)(1)
---------------------------------------------------- ---------------- ---------------- ---------------- ---------------------
Balanced Return Fund Class A Shares                      21.70%           15.69%           15.10%                NA
---------------------------------------------------- ---------------- ---------------- ---------------- ---------------------
Focus Growth Fund Class A Shares                         29.51%           17.64%           16.95%                NA
---------------------------------------------------- ---------------- ---------------- ---------------- ---------------------
Nifty Fifty Fund Class A Shares                          27.36%           20.00%             NA                19.84%
---------------------------------------------------- ---------------- ---------------- ---------------- ---------------------
Small & Mid-Cap Growth Fund Class A Shares                 7.72%            NA               NA                31.16%
---------------------------------------------------- ---------------- ---------------- ---------------- ---------------------
Value 25 Fund Class A Shares                               1.06%            NA               NA                11.01%
---------------------------------------------------- ---------------- ---------------- ---------------- ---------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
     (2) Since December 17, 1990 for Nifty Fifty Fund, October 10, 1994 for Small & Mid-Cap Growth Fund and December 17, 1996 for Value 25 Fund.

The "Fund Expenses" tables on pages 4, 21, 28, 35 and 44 of the current prospectus are amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

Both of the Example tables in the current prospectus on page 5 for Balanced Return Fund, page 22 for Focus Growth Fund, page 29 for Nifty Fifty Fund, page 36 for Small & Mid-Cap Growth Fund and page 45 for Value 25 Fund are amended as follows:

----------------------------------------------------------------- --------------- --------------- ---------------- --------------
FUND                                                                  1 YEAR         3 YEARS          5 YEARS        10 YEARS
----------------------------------------------------------------- --------------- --------------- ---------------- --------------
Balanced Return Fund Class A Shares                                 $731            $1,060          $1,411           $2,397
----------------------------------------------------------------- --------------- --------------- ---------------- --------------
Focus Growth Fund Class A Shares                                    $726            $1,045          $1,386           $2,345
----------------------------------------------------------------- --------------- --------------- ---------------- --------------
Nifty Fifty Fund Class A Shares                                     $728            $1,051          $1,396           $2,366
----------------------------------------------------------------- --------------- --------------- ---------------- --------------
Small & Mid-Cap Growth Fund Class A Shares                          $750            $1,117          $1,508           $2,599
----------------------------------------------------------------- --------------- --------------- ---------------- --------------
Value 25 Fund Class A Shares                                        $753            $1,126          $1,523           $2,629
----------------------------------------------------------------- --------------- --------------- ---------------- --------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 51 of the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested)." The remainder of that paragraph remains unchanged.

The table under the heading "Sales Charges: Sales charge you may pay to purchase Class A Shares" on page 52 of the current prospectus is replaced in its entirety by the following:

                                                                                   SALES CHARGES AS A PERCENTAGE OF
                                                                                   --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------                                      --------------             -------------------
Under $50,000                                                                     5.75%                        6.10%
$50,000 but under $100,000                                                        4.75%                        4.99%
$100,000 but under $250,000                                                       3.75%                        3.90%
$250,000 but under $500,000                                                       2.75%                        2.83%
$500,000 but under $1,000,000                                                     2.00%                        2.04%
$1,000,000 or more                                                                None                          None

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

PXP 2011/SC (3/00)

                             PHOENIX-ENGEMANN FUNDS

                       Supplement dated March 17, 2000 to
             Statement of Additional Information dated May 1, 1999,
      as supplemented July 9, 1999, September 2, 1999, September 13, 1999,
                     October 29, 1999 and January 10, 2000

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of each of the funds will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for each of the funds based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information on page 12 of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

---------------------------------------------------- ---------------- ----------------- ----------------- ----------------
AVERAGE ANNUAL TOTAL RETURNS                            ONE YEAR         FIVE YEARS        TEN YEARS        LIFE OF THE
(for periods ending 12/31/98)(1)                                                                              FUND(2)
---------------------------------------------------- ---------------- ----------------- ----------------- ----------------
Balanced Return Fund Class A Shares                      21.70%            15.69%            15.10%             NA
---------------------------------------------------- ---------------- ----------------- ----------------- ----------------
Focus Growth Fund Class A Shares                         29.51%            17.64%            16.95%             NA
---------------------------------------------------- ---------------- ----------------- ----------------- ----------------
Nifty Fifty Fund Class A Shares                          27.36%            20.00%              NA             19.84%
---------------------------------------------------- ---------------- ----------------- ----------------- ----------------
Small & Mid-Cap Growth Fund Class A Shares                 7.72%             NA                NA             31.16%
---------------------------------------------------- ---------------- ----------------- ----------------- ----------------
Value 25 Fund Class A Shares                               1.06%             NA                NA             11.01%
---------------------------------------------------- ---------------- ----------------- ----------------- ----------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
     (2) Since December 17, 1990 for Nifty Fifty Fund, October 10, 1994 for Small & Mid-Cap Growth Fund and December 17, 1996 for Value 25 Fund.

The table under the heading "Dealer Concessions" on page 22 of the current Statement of Additional Information is replaced in its entirety by the following:

                                                       SALES CHARGES AS A PERCENTAGE OF             DEALER DISCOUNT AS A
                                                       --------------------------------             --------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED      PERCENTAGE OF OFFERING PRICE
---------------------------------------            --------------     -------------------      ----------------------------
Under $50,000                                           5.75%                  6.10%                        5.25%
$50,000 but under $100,000                              4.75%                  4.99%                        4.25%
$100,000 but under $250,000                             3.75%                  3.90%                        3.25%
$250,000 but under $500,000                             2.75%                  2.83%                        2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                        1.75%
$1,000,000 or more                                      None                   None                         None


    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE.

PXP 2011B/SC (3/00)